Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 10,914	$ 8,682
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of year	368,995	331,517
Liabilities incurred	12,537	5,825
Liabilities settled	(14,035)	(13,471)
Liabilities acquired from property acquisitions	132	22,264
Liabilities divested	(580)	(19,940)
Change in estimate	33,453	(24,028)
Changes in discount rates and inflation rates	192,672	61,011
Foreign currency translation	2,850	(2,865)
Balance, end of the year	646,898	368,995
Asset retirement obligation | Aggregated individually immaterial business combinations
Reconciliation of changes in other provisions [Abstract]
Liabilities assumed from corporate acquisition	39,960	$ 0
Asset retirement obligation | Oil Properties In Peace River Area
Reconciliation of changes in other provisions [Abstract]
Changes in discount rates and inflation rates	$ 136,800